SIGNIFICANT ACCOUNTING POLICIES (Schedule of Disaggregated by Geography and Percentage of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies Line Items
Total revenues	$ 431,542	$ 324,977	$ 324,934
Percentage of Revenues	100.00%	100.00%	100.00%
Germany [Member]
Accounting Policies Line Items
Total revenues	$ 114,176	$ 111,826	$ 126,367
Percentage of Revenues	26.00%	34.00%	39.00%
United States [Member]
Accounting Policies Line Items
Total revenues	$ 99,765	$ 88,333	$ 94,743
Percentage of Revenues	23.00%	27.00%	29.00%
The Netherlands [Member]
Accounting Policies Line Items
Total revenues	$ 101,512	$ 63,842	$ 52,165
Percentage of Revenues	24.00%	20.00%	16.00%
Spain [Member]
Accounting Policies Line Items
Total revenues	$ 82,217	$ 39,448	$ 30,946
Percentage of Revenues	19.00%	12.00%	10.00%
Other countries [Member]
Accounting Policies Line Items
Total revenues	$ 33,872	$ 21,528	$ 20,713
Percentage of Revenues	8.00%	7.00%	6.00%